PROPERTY, PLANT AND EQUIPMENT - Schedule of purchase commitment (Details)	Dec. 31, 2023 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
2024	3
2025	11
2026	9
2027-2030	70
Total	93
A320neo Family
Disclosure of detailed information about property, plant and equipment [line items]
2024	3
2025	11
2026	9
2027-2030	65
Total	88
Boeing 787-9
Disclosure of detailed information about property, plant and equipment [line items]
2024	0
2025	0
2026	0
2027-2030	5
Total	5